PROPERTY AND EQUIPMENT, NET	12 Months Ended
Feb. 28, 2014
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

6.                                      PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consisted of the following:

	As of	As of
	February 28,	February 28,
	2013	2014

Building	$64,073,055	$65,000,502
Leasehold improvement	10,796,498	12,913,755
Computer, network equipment and software	13,141,255	17,313,650
Vehicles	854,070	901,237
Office equipment and furniture	1,994,719	2,584,563

Total cost of property and equipment	90,859,597	98,713,707
Less: accumulated depreciation and amortization	(14,744,509)	(20,088,516)

	$76,115,088	$78,625,191

For the years ended February 29, 2012, February 28, 2013 and February 28, 2014, depreciation expenses were $5,203,847, $7,023,754, and $9,549,852 respectively.